<SEQUENCE>1
<FILENAME>fp0003201m3_13fhr.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M3F, Inc.
Address:  10 Exchange Place, Suite 510
          Salt Lake City, UT 84111


Form 13F File Number:  028-14066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason A. Stock
Title:    Managing Director
Phone:    202-246-9200

Signature, Place, and Date of Signing:

      /s/ Jason A. Stock           Salt Lake City, UT             11/14/2011
      ------------------           ------------------             ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           54
                                         -----------

Form 13F Information Table Value Total:  $   146,872
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


            COLUMN 1               COLUMN 2  COLUMN 3   COLUMN 4    COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8
---------------------------------  --------  ---------  -------- --------------   ----------  ---------  ------------------

                                                                                                                VOTING
                                    TITLE OF           VALUE     SHS OR       SH/ INVESTMENT  OTHER            AUTHORITY
NAME OF ISSUER                      CLASS    CUSIP    (x$1000)   PRN AMT      PRN DISCRETION  MANAGERS   SOLE   SHARED    NONE

Omniamerican Bancorp, Inc.          COMMON   68216R107     143   10448        SH  SOLE                   10448
Essa Bancorp Inc.                   COMMON   29667D104     131   12421        SH  SOLE                   12421
Peoples Financial Corp.             COMMON   71103B102     142   13519        SH  SOLE                   13519
Heritage Financial Corp.            COMMON   42722X106     258   23364        SH  SOLE                   23364
First of Long Island Corp.          COMMON   320734106     599   26440        SH  SOLE                   26440
Pathfinder Bancorp Inc.             COMMON   70320A103     349   40808        SH  SOLE                   40808
SVB FINANCIAL GROUP CMN             COMMON   78486Q101    1551   41923        SH  SOLE                   41923
Prudential Bancorp Inc. of PennsylvaCOMMON   744319104     217   42130        SH  SOLE                   42130
FoxChase                            COMMON   35137T108     585   46104        SH  SOLE                   46104
Westfield Financial Inc.            COMMON   96008P104     386   58642        SH  SOLE                   58642
QCR Holdings Inc.                   COMMON   74727A104     522   59540        SH  SOLE                   59540
North Valley Bancorp                COMMON   66304M204     586   62654        SH  SOLE                   62654
Colonial Finl Svcs Inc              COMMON   19566B101     795   64895        SH  SOLE                   64895
Central Bankcorp Inc.               COMMON   152418109    1217   71032        SH  SOLE                   71032
Capitol Federal Financial           COMMON   14057C106    1026   97147        SH  SOLE                   97147
Community West Bancshares           COMMON   204157101     241  106327        SH  SOLE                  106327
Tennessee Commerce Bancorp Inc.     COMMON   88043P108     100  108203        SH  SOLE                  108203
Western Liberty Bancorp             COMMON   961443108     311  117270        SH  SOLE                  117270
Peapack-Gladstone Financial Corp.   COMMON   704699107    1384  139663        SH  SOLE                  139663
Atlantic Coast Federal Corporation  COMMON   048425102     284  141061        SH  SOLE                  141061
BCSB Bankcorp Inc.                  COMMON   055367106    1664  141612        SH  SOLE                  141612
FedFirst Financial Corp.            COMMON   31429C101    1958  144699        SH  SOLE                  144699
HopFed Bancorp Inc.                 COMMON   439734104     842  147018        SH  SOLE                  147018
Somerset Hills Bancorp              COMMON   834728107    1159  159811        SH  SOLE                  159811
Old Point Financial Corporation     COMMON   680194107    1732  169022        SH  SOLE                  169022
Viewpoint Financial Group           COMMON   926727108    1968  171883        SH  SOLE                  171883
Naugatuck Valley Financial Corp     COMMON   63906P107    1350  176943        SH  SOLE                  176943
Territorial Bancorp Inc Com         COMMON   88145X108    3578  186851        SH  SOLE                  186851
Kearny Financial Corp.              COMMON   487169104    1779  201248        SH  SOLE                  201248
Southern Connecticut Bancorp        COMMON   84264A102     387  215217        SH  SOLE                  215217
Malvern Federal Bancorp, Inc.       COMMON   561410101    1434  217313        SH  SOLE                  217313
Newport Bancorp Inc                 COMMON   651754103    3047  248739        SH  SOLE                  248739
California First National Bancorp   COMMON   130222102    3853  251684        SH  SOLE                  251684
Park Sterling Bank Inc.             COMMON   70086Y105     975  285171        SH  SOLE                  285171
Bancorp Rhode Island, Inc.          COMMON   059690107   12401  292537        SH  SOLE                  292537
Meridian Interstate Bancorp, Inc.   COMMON   58964Q104    3227  295780        SH  SOLE                  295780
Community Partners Bancorp          COMMON   204018105    1377  296737        SH  SOLE                  296737
SOUTHWEST BANCORP INC/OKLA CMN      COMMON   844767103    1252  296747        SH  SOLE                  296747
Proshrs UltraShrt LHMN 20+ Year ETF COMMON   74347R297    5832  300000        SH  SOLE                  300000
COMERICA INC                        COMMON   200340107    7259  316023        SH  SOLE                  316023
OBA finl Svcs Inc Com               COMMON   67424G101    5166  356299        SH  SOLE                  356299
Northrim Bancorp Inc.               COMMON   666762109    6975  360447        SH  SOLE                  360447
FIRST ADVANTAGE BANCORP             COMMON   31848l104    4857  383985        SH  SOLE                  383985
Eplus Inc.                          COMMON   294268107    9731  394439        SH  SOLE                  394439
Metro Bancorp Inc PA Com            COMMON   59161R101    3758  434401        SH  SOLE                  434401
Pacific Premier Bancorp Inc.        COMMON   69478X105    2679  454073        SH  SOLE                  454073
BancorpSouth, Inc.                  COMMON   059692103    4776  544000        SH  SOLE                  544000
KEYCORP NEW                         COMMON   493267108    3321  560000        SH  SOLE                  560000
OCEAN SHORE HOLDING CO              COMMON   67501R103    7358  700768        SH  SOLE                  700768
Provident New York Bancorp          COMMON   744028101    4463  766830        SH  SOLE                  766830
Farmers National Banc Corp          COMMON   309627107    3590  800636        SH  SOLE                  800636
BankFinancial Corp.                 COMMON   06643P104    7719 1162537        SH  SOLE                 1162537
Bank Mutual Corp New Com            COMMON   063750103    3210 1230041        SH  SOLE                 1230041
Beneficial Mutual Bancorp Inc       COMMON   08173R104   11368 1525856        SH  SOLE                 1525856
